Intangible assets - Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Total Recoverable Amount And Total Carrying Value Of CGUs To Which Goodwill Has Been Allocated, Are As Follows [Abstract]
Total recoverable amount	₩ 63,569,922
Total carrying amount	55,556,858	[1]
Difference	₩ 8,013,064

[1]	It is the carrying amount after reflecting the impairment loss in the securities.